Loans Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LOANS PAYABLE
10.	LOANS PAYABLE

Individuals can invest in loans that are offered through the Company's marketplace and network. All the loans have maturities from six months to two years with interest rates varying from 4% to 54% per annum.

Loans payable consisted of the following as of December 31, 2018 and 2017:

	Remaining	December 31,	December 31,
Interest rate	maturity	2018	2017
4%	Within 1 year	$103,223	$-
12%	Within 1 year	202,084	-
13%	Within 1 year	45,069	15,370
14%	Within 1 year	2,908	158,316
18%	Within 1 year	799,610	-
40 - 54%	Within 1 year	3,711,654	1,019,064
40 - 54%	Between 1 to 2 years	1,221,226	2,906,562
		$6,085,774	$4,099,312

	Current portion	$4,864,548	$1,192,750
	Non-current portion	$1,221,226	$2,906,562

The Company has loans payable to related parties of $3,887,569 and $2,499,244, and loans payable to third parties of $2,198,205 and $1,600,068 as of December 31, 2018 and 2017, respectively. For the years ended December 31, 2018 and 2017, the Company recorded $3,641,001 and $1,801,986 on the interest expenses, respectively.